Property, plant and equipment (Details Narrative) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financial Assets at Amortized Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ 23,218	$ 18,126
General and Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	3,324	3,253
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge	$ 186	$ 276